Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	$ 65.6
2013	71.1
2014	71.7
2015	75.6
2016	78.2
2017-2021	400.5
Foreign Pension Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	1.9
2013	2.0
2014	2.2
2015	2.6
2016	2.8
2017-2021	17.5
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Pension Expected Future Benefit Payments [Line Items]
2012	12.5
2013	11.6
2014	9.1
2015	9.0
2016	9.1
2017-2021	$ 48.5